Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Goodwill
Goodwill, beginning balance	$ 133,912	$ 134,019
Foreign exchange gain/(loss)	53	(107)
Goodwill, ending balance	133,965	133,912
BCIM Holdings LLC
Goodwill
Goodwill impairment	0	0
Capital provision | BCIM Holdings LLC
Goodwill
Goodwill, beginning balance	107,991	107,991
Goodwill, ending balance	107,991	107,991
Asset management and other services | BCIM Holdings LLC
Goodwill
Goodwill, beginning balance	25,020	25,020
Goodwill, ending balance	25,020	25,020
Other corporate | BCIM Holdings LLC
Goodwill
Goodwill, beginning balance	901	1,008
Foreign exchange gain/(loss)	53	(107)
Goodwill, ending balance	$ 954	$ 901